Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Segment’s Operating Results

The summary of each segment’s operating results for the years ended December 31, 2023, 2024 and 2025 is as follows:

	For the Year Ended December 31, 2023
	Credit	Insurance
	solution business	brokerage business	Others	Total
	RMB	RMB	RMB	RMB
Net Revenue	2,515,119	963,822	1,416,692	4,895,633

Operating costs and expenses :
Sales and marketing	(498,055)	(12,887)	(145,661)	(656,603)
Origination and servicing	(223,468)	(697,669)	(55,035)	(976,172)
Research and development	(44,467)	(651)	(6,566)	(51,684)
General and administrative	(53,031)	(13,835)	(77,457)	(144,323)
Allowance for contract assets, receivables and others	(262,607)	390	771	(261,446)
Provision for contingent liabilities	(27,035)	—	—	(27,035)
Total segment income from operations	1,406,456	239,170	1,132,744	2,778,370
Unallocated expense	—	—	—	(183,588)
Other income	—	—	—	50,578
Income before provision for income taxes	1,406,456	239,170	1,132,744	2,645,360

	For the Year Ended December 31, 2024
	Credit	Insurance
	solution business	brokerage business	Others	Total
	RMB	RMB	RMB	RMB
Net Revenue	3,473,109	408,369	1,924,423	5,805,901

Operating costs and expenses ：
Sales and marketing	(1,102,737)	(13,706)	(79,986)	(1,196,429)
Origination and servicing	(442,312)	(407,225)	(33,420)	(882,957)
Research and development	(342,495)	(979)	(8,672)	(352,146)
General and administrative	(107,648)	(15,389)	(31,503)	(154,540)
Allowance for contract assets, receivables and others	(519,895)	663	(908)	(520,140)
Provision for contingent liabilities	(869,280)	—	—	(869,280)
Total segment income from operations	88,742	(28,267)	1,769,934	1,830,409
Unallocated expense	—	—	—	(183,345)
Other income	—	—	—	214,857
Income/(loss) before provision for income taxes	88,742	(28,267)	1,769,934	1,861,921
	For the Year Ended December 31, 2025
	Credit	Insurance
	solution business	brokerage business	Others	Total
	RMB	RMB	RMB	RMB
Net Revenue	5,040,026	297,593	381,601	5,719,220

Operating costs and expenses ：
Sales and marketing	(1,071,892)	(9,242)	(78,800)	(1,159,934)
Origination and servicing	(515,722)	(260,916)	(9,748)	(786,386)
Research and development	(365,610)	(1,345)	(633)	(367,588)
General and administrative	(146,638)	(11,335)	(34,156)	(192,129)
Allowance for contract assets, receivables and others	(891,601)	579	1,916	(889,106)
Provision for contingent liabilities	(2,366,344)	—	—	(2,366,344)
Total segment income from operations	(317,781)	15,334	260,180	(42,267)
Unallocated expense	—	—	—	(179,491)
Other income	—	—	—	183,741
(Loss)/income before provision for income taxes	(317,781)	15,334	260,180	(38,017)